RESTRICTIONS ON DISTRIBUTION OF PROFITS (Details) - $ / shares		12 Months Ended
	Jan. 31, 2018	Dec. 31, 2019
RESTRICTIONS ON DISTRIBUTION OF PROFITS
Minimum percentage of net income to be appropriated		5.00%
Threshold percentage of statutory reserves of the outstanding capital, used as criteria of allocation requirement		20.00%
Dividends distributed	$ 20.58	$ 16.63